DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE (Details) - USD ($)				1 Months Ended	12 Months Ended		13 Months Ended
	Dec. 31, 2018	Nov. 17, 2018	Nov. 17, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 19, 2019
Derivative financial liability and convertible note
Issue price per unit			$ 1.46
Gross proceeds from issue of units			$ 37,487,497
Number of warrants exercised					9,451,780
Proceeds from exercise of warrants					$ 13,816,648	$ 18,750
Treasury shares issued							35,738
Fair value	$ 190,303		$ 89,470,273	$ 36,829,030	$ 190,303	$ 36,829,030	$ 190,303
Deferred loss				$ 45,132,259
Price of Neovasc common share (in dollars per share)	$ 0.6030	$ 60.00	$ 87.27		$ 0.6030		$ 0.6030
Dividend Yield (as a percent)	0.00%	0.00%	0.00%		0.00%		0.00%
Historical volatility of Neovasc common share (as a percent)	141.96%	121.70%	122.99%
Historical volatility of index (as a percent)	15.37%	14.43%	14.28%		15.37%		15.37%
Volatility input (as a percent)	78.67%	68.07%	68.63%		78.67%		78.67%
Risk-free rate (as a percent)	2.52%	2.20%	2.08%		2.52%		2.52%
Credit spread (as a percent)	24.51%	34.24%	32.63%		24.51%		24.51%
Series A and Series B Units
Derivative financial liability and convertible note
Issue price per unit			$ 1.46
Gross proceeds from issue of units			$ 37,487,497
Series A Units
Derivative financial liability and convertible note
Number of units issued			6,609,588
Number of common shares comprised in a unit			1
Series B Units
Derivative financial liability and convertible note
Number of units issued			19,066,780
Number of common shares comprised in a unit			1
Total common shares issued as a part of unit			154,930
Series C Units
Derivative financial liability and convertible note
Number of common shares comprised in a unit			1
Convertible Notes
Derivative financial liability and convertible note
Aggregate principal amount			$ 32,750,000					$ 32,750,000
Gross proceeds								$ 10,825,000
Original issue price of note	$ 850				$ 850		$ 850
Principal amount of note	$ 1,000				$ 1,000		$ 1,000
Term of Notes					18 months
Interest rate	0.00%				0.00%		0.00%
Interest rate upon an event of default	15.00%				15.00%		15.00%
Number of days considered for computing interest					360 days
Percentage of VWAP used to calculate conversion price					85.00%
Trading period considered for calculating VWAP					10 days
Minimum conversion price	$ 0.50				$ 0.50		$ 0.50
Fair value	$ 26,100,900				$ 26,100,900		$ 26,100,900
Deferred loss					$ 5,113,917
Series A Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Exercise price per warrant			$ 1.61
Maturity period of warrants			5 years
Series A Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Series A Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Series B Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Exercise price per warrant			$ 1.61
Maturity period of warrants			2 years
Series B Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Series B Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Series C Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			0.40
Exercise price per warrant			$ 1.46
Maturity period of warrants			2 years
Series C Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			0.40
Series D Warrants
Derivative financial liability and convertible note
Number of warrants exercised							3,573,830
Proceeds from exercise of warrants							$ 35,738
Series D Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1
Exercise price per warrant			$ 1.46
Nominal exercise price per warrant			$ 0.01
Maturity period of warrants			5 years
Total warrants issued as a part of unit			3,573,830
Series E Warrants
Derivative financial liability and convertible note
Gross proceeds			$ 27,837,500
Number of common shares per warrant	1				1		1
Series E Warrants | Series A and Series B Units
Derivative financial liability and convertible note
Fair value	$ 89,470,273				$ 89,470,273		$ 89,470,273
Deferred loss					$ 45,132,259
Series F Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit			1.1765
Exercise price per warrant			$ 1.61
Maturity period of warrants			2 years